Schedule of Share Based Compensation for Options Granted (Details)	Feb. 01, 2024 $ / shares
Share Option
Expected volatilities	27.00%
Risk-free interest rate	5.49%
Range of expected lives (year)	29 days
Weighted average share price (US$ per share)	$ 0.4560
Exercise price (US$ per share)	$ 0.0001